UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Aerospace & Defense — 4.8%
927,901	Honeywell International, Inc.	$39,686,326
316,300	The Boeing Co.	20,300,134

		59,986,460

Auto Components — 1.3%
550,605	Johnson Controls, Inc.	15,708,761

Automobiles* — 1.4%
1,425,300	Ford Motor Co.	16,718,769

Biotechnology* — 1.6%
420,300	Biogen Idec, Inc.	19,934,829

Capital Markets — 3.5%
597,000	Bank of New York Mellon Corp.	16,238,400
58,478	Franklin Resources, Inc.	5,736,107
687,873	Invesco Ltd.	12,766,923
223,400	State Street Corp.	8,527,178

		43,268,608

Chemicals — 2.6%
140,600	Air Products & Chemicals, Inc.	9,709,836
813,527	The Dow Chemical Co.	21,892,012

		31,601,848

Commercial Banks — 2.1%
184,568	HSBC Holdings PLC ADR	8,372,004
406,000	SunTrust Banks, Inc.	10,941,700
255,800	U.S. Bancorp	6,128,968

		25,442,672

Communications Equipment — 1.4%
499,300	Cisco Systems, Inc.*	11,563,788
157,100	QUALCOMM, Inc.	5,586,476

		17,150,264

Computers & Peripherals* — 1.4%
949,315	EMC Corp.	17,676,245

Diversified Financial Services — 8.4%
3,382,430	Bank of America Corp.	53,239,448
1,294,513	JPMorgan Chase & Co.	51,236,825

		104,476,273

Diversified Telecommunication Services — 1.4%
496,022	CenturyTel, Inc.	17,028,435

Electric Utilities — 4.1%
358,547	American Electric Power Co., Inc.	11,459,162
358,516	Entergy Corp.	26,913,796
356,697	FirstEnergy Corp.	12,559,302

		50,932,260

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 2.1%
551,400	Emerson Electric Co.	$25,607,016

Energy Equipment & Services — 2.9%
1,003,929	Halliburton Co.	24,927,557
204,700	Schlumberger Ltd.	11,493,905

		36,421,462

Food & Staples Retailing — 3.0%
608,600	CVS Caremark Corp.	21,075,818
310,204	Wal-Mart Stores, Inc.	15,683,914

		36,759,732

Food Products — 4.2%
356,200	Archer-Daniels-Midland Co.	9,001,174
454,717	General Mills, Inc.	32,389,492
392,691	Unilever NV	10,724,391

		52,115,057

Health Care Equipment & Supplies — 2.3%
682,618	Baxter International, Inc.	28,826,958

Health Care Providers & Services — 1.9%
397,600	Aetna, Inc.	11,594,016
228,100	WellPoint, Inc.*	11,701,530

		23,295,546

Household Durables — 1.0%
775,748	Newell Rubbermaid, Inc.	12,923,962

Industrial Conglomerates — 3.7%
2,838,900	General Electric Co.	46,416,015

Insurance — 7.8%
485,500	Aflac, Inc.	21,507,650
186,088	Everest Re Group Ltd.	13,524,876
582,380	Marsh & McLennan Cos., Inc.	12,701,708
319,600	Prudential Financial, Inc.	18,444,116
422,000	The Hartford Financial Services Group, Inc.	10,579,540
396,792	The Travelers Cos., Inc.	19,629,300

		96,387,190

Internet Software & Services* — 0.9%
21,812	Google, Inc.	10,582,746

Media — 5.5%
1,199,400	CBS Corp. Class B	17,463,264
392,500	DIRECTV*	14,793,325
1,174,900	DISH Network Corp.	24,496,665
549,300	Reed Elsevier NV ADR	11,485,863

		68,239,117

Metals & Mining — 1.4%
117,100	Newmont Mining Corp.	6,302,322
146,500	Walter Energy, Inc.	11,621,845

		17,924,167

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 10.9%
323,414	EOG Resources, Inc.	$33,906,724
287,700	Newfield Exploration Co.*	14,977,662
690,066	Occidental Petroleum Corp.	56,937,346
636,290	Range Resources Corp.	28,601,235

		134,422,967

Pharmaceuticals — 4.1%
262,299	Johnson & Johnson	15,292,032
1,063,227	Merck & Co., Inc.	35,820,117

		51,112,149

Real Estate Investment Trusts — 1.8%
443,700	Annaly Capital Management, Inc.	7,525,152
125,175	Digital Realty Trust, Inc.	7,123,709
1,071,600	MFA Financial, Inc.	7,854,828

		22,503,689

Software — 2.0%
347,300	BMC Software, Inc.*	12,853,573
539,400	Oracle Corp.	12,174,258

		25,027,831

Specialty Retail — 3.3%
306,300	Bed Bath & Beyond, Inc.*	13,743,681
752,802	Staples, Inc.	16,200,299
245,800	The TJX Cos., Inc.	11,174,068

		41,118,048

Thrifts & Mortgage Finance — 1.1%
886,279	New York Community Bancorp, Inc.	14,224,778

Tobacco — 0.9%
265,220	Philip Morris International, Inc.	11,701,506

Wireless Telecommunication Services* — 3.0%
7,159,173	Sprint Nextel Corp.	36,726,558

TOTAL COMMON STOCKS		$1,212,261,918

Shares	Rate	Value
Preferred Stock(a)(b) — 1.1%

JPMorgan Chase & Co.
13,044,000	7.900%	$13,269,009

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$1,225,530,927

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$6,500,000	0.203%	06/01/10	$6,500,000
Maturity Value: $6,500,147

TOTAL INVESTMENTS — 99.4%			$1,232,030,927

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			6,818,604

NET ASSETS — 100.0%			$1,238,849,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
(b) Securities with “Call” features with resetting interest rates.
(c) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,223,506,507

Gross unrealized gain	99,130,597
Gross unrealized loss	(90,606,177)

Net unrealized security gain	$8,524,420

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 4.7%
1,917,520	Honeywell International, Inc.	$82,012,330
721,504	The Boeing Co.	46,306,127

		128,318,457

Auto Components — 1.3%
1,195,841	Johnson Controls, Inc.	34,117,344

Automobiles* — 1.3%
3,077,575	Ford Motor Co.	36,099,955

Biotechnology* — 1.8%
996,037	Biogen Idec, Inc.	47,242,035

Capital Markets — 4.2%
1,353,895	Bank of New York Mellon Corp.	36,825,944
187,875	Franklin Resources, Inc.	18,428,659
1,738,592	Invesco Ltd.	32,268,267
679,929	State Street Corp.	25,952,890

		113,475,760

Chemicals — 2.4%
292,250	Air Products & Chemicals, Inc.	20,182,785
1,676,448	The Dow Chemical Co.	45,113,216

		65,296,001

Commercial Banks — 2.1%
1,115,323	SunTrust Banks, Inc.	30,057,955
1,141,756	U.S. Bancorp	27,356,474

		57,414,429

Communications Equipment — 1.6%
1,261,448	Cisco Systems, Inc.*	29,215,136
384,697	QUALCOMM, Inc.	13,679,825

		42,894,961

Computers & Peripherals* — 1.7%
2,439,396	EMC Corp.	45,421,553

Consumer Finance* — 1.6%
3,957,309	SLM Corp.	43,965,703

Diversified Financial Services — 8.6%
7,072,459	Bank of America Corp.	111,320,505
3,083,540	JPMorgan Chase & Co.	122,046,513

		233,367,018

Electric Utilities — 3.9%
584,501	American Electric Power Co., Inc.	18,680,652
750,010	Entergy Corp.	56,303,251
887,487	FirstEnergy Corp.	31,248,417

		106,232,320

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 2.3%
1,347,930	Emerson Electric Co.	$62,597,869

Energy Equipment & Services — 2.9%
2,186,085	Halliburton Co.	54,280,491
447,022	Schlumberger Ltd.	25,100,285

		79,380,776

Food & Staples Retailing — 2.9%
1,321,091	CVS Caremark Corp.	45,749,381
632,215	Wal-Mart Stores, Inc.	31,964,791

		77,714,172

Food Products — 4.1%
776,664	Archer-Daniels-Midland Co.	19,626,299
984,108	General Mills, Inc.	70,098,013
808,162	Unilever NV	22,070,904

		111,795,216

Health Care Equipment & Supplies — 2.3%
1,480,636	Baxter International, Inc.	62,527,258

Health Care Providers & Services* — 1.9%
1,021,385	WellPoint, Inc.	52,397,050

Household Durables — 1.0%
1,577,556	Newell Rubbermaid, Inc.	26,282,083

Industrial Conglomerates — 4.0%
6,660,109	General Electric Co.	108,892,782

Insurance — 8.4%
1,160,055	Aflac, Inc.	51,390,436
404,081	Everest Re Group Ltd.	29,368,607
1,228,644	Marsh & McLennan Cos., Inc.	26,796,726
961,742	Prudential Financial, Inc.	55,502,131
906,573	The Hartford Financial Services Group, Inc.	22,727,785
851,403	The Travelers Cos., Inc.	42,118,906

		227,904,591

Internet Software & Services* — 1.0%
55,468	Google, Inc.	26,911,964

Machinery — 0.8%
298,215	Eaton Corp.	20,860,139

Media — 5.6%
2,615,942	CBS Corp. Class B	38,088,116
843,948	DIRECTV*	31,808,400
2,430,450	DISH Network Corp.	50,674,882
930,430	Viacom, Inc. Class B*	31,271,752

		151,843,150

Metals & Mining — 1.4%
253,482	Newmont Mining Corp.	13,642,401
301,871	Walter Energy, Inc.	23,947,427

		37,589,828

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 11.0%
732,371	EOG Resources, Inc.	$76,781,776
811,144	Newfield Exploration Co.*	42,228,157
1,440,541	Occidental Petroleum Corp.	118,859,038
1,329,769	Range Resources Corp.	59,773,116

		297,642,087

Pharmaceuticals — 3.9%
540,390	Johnson & Johnson	31,504,737
2,224,682	Merck & Co., Inc.	74,949,537

		106,454,274

Semiconductors & Semiconductor Equipment — 1.0%
742,555	Broadcom Corp.	25,632,999

Software — 2.0%
754,483	BMC Software, Inc.*	27,923,416
1,130,234	Oracle Corp.	25,509,381

		53,432,797

Specialty Retail — 3.2%
656,072	Bed Bath & Beyond, Inc.*	29,437,951
1,556,681	Staples, Inc.	33,499,775
515,911	The TJX Cos., Inc.	23,453,314

		86,391,040

Tobacco — 0.9%
544,242	Philip Morris International, Inc.	24,011,957

Wireless Telecommunication Services* — 2.9%
15,410,244	Sprint Nextel Corp.	79,054,552

TOTAL COMMON STOCKS		$2,673,162,120

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.0%
Repurchase Agreement — 1.0%
Joint Repurchase Agreement Account II
$25,200,000	0.203%	06/01/10	$25,200,000
Maturity Value: $25,200,568

TOTAL INVESTMENTS — 99.7%			$2,698,362,120

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			9,421,009

NET ASSETS — 100.0%			$2,707,783,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,621,531,497

Gross unrealized gain	262,456,664
Gross unrealized loss	(185,626,041)

Net unrealized security gain	$76,830,623

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Aerospace & Defense* — 0.8%
1,870,949	BE Aerospace, Inc.	$50,740,137

Airlines* — 0.7%
6,968,246	JetBlue Airways Corp.	43,203,125

Auto Components* — 1.0%
2,091,325	TRW Automotive Holdings Corp.	62,907,056

Automobiles — 1.2%
2,380,916	Harley-Davidson, Inc.	71,927,472

Beverages* — 0.5%
807,975	Hansen Natural Corp.	31,551,424

Biotechnology* — 1.6%
2,055,488	Biogen Idec, Inc.	97,491,796

Capital Markets — 2.7%
5,100,167	Invesco Ltd.	94,659,100
3,931,438	Janus Capital Group, Inc.	41,909,129
921,124	Lazard Ltd.	29,052,251

		165,620,480

Chemicals — 2.2%
2,012,952	Celanese Corp.	57,711,334
557,366	CF Industries Holdings, Inc.	38,229,734
639,700	FMC Corp.	38,733,835

		134,674,903

Commercial Banks — 5.4%
1,397,376	Comerica, Inc.	53,240,026
5,200,831	Fifth Third Bancorp	67,558,795
3,812,938	First Horizon National Corp.*	47,471,078
598,623	M&T Bank Corp.	47,434,886
3,072,660	Marshall & Ilsley Corp.	25,042,179
3,508,077	SunTrust Banks, Inc.	94,542,675

		335,289,639

Commercial Services & Supplies — 0.9%
1,888,567	Republic Services, Inc.	54,995,071

Communications Equipment* — 0.9%
1,946,815	CommScope, Inc.	54,900,183

Construction Materials — 0.4%
524,342	Vulcan Materials Co.	26,468,784

Consumer Finance* — 1.4%
7,830,858	SLM Corp.	87,000,832

Containers & Packaging* — 0.7%
1,444,891	Pactiv Corp.	41,294,985

Diversified Telecommunication Services — 0.7%
1,183,993	CenturyLink, Inc.	40,646,480

Electric Utilities — 5.7%
1,479,862	DPL, Inc.	37,055,745

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
2,262,083	Edison International	$73,201,006
907,140	FirstEnergy Corp.	31,940,399
736,198	Great Plains Energy, Inc.	12,920,275
1,415,819	Northeast Utilities	36,740,503
3,325,796	NV Energy, Inc.	39,211,135
867,465	Pinnacle West Capital Corp.	30,456,696
2,013,688	PPL Corp.	51,973,287
919,073	Progress Energy, Inc.	35,467,027

		348,966,073

Electrical Equipment — 0.7%
922,699	Cooper Industries PLC	43,339,172

Electronic Equipment, Instruments & Components — 1.0%
1,467,418	Amphenol Corp.	62,218,523

Energy Equipment & Services — 2.7%
975,398	Dril-Quip, Inc.*	47,511,637
449,924	Helmerich & Payne, Inc.	16,953,136
4,525,073	Key Energy Services, Inc.*	43,259,698
3,995,506	Weatherford International Ltd.*	56,416,545

		164,141,016

Food & Staples Retailing — 0.9%
2,561,965	Safeway, Inc.	56,721,905

Food Products — 2.1%
2,214,218	ConAgra Foods, Inc.	53,539,791
1,110,691	Hormel Foods Corp.	44,205,502
568,734	The J.M. Smucker Co.	31,405,492

		129,150,785

Gas Utilities — 0.7%
1,012,286	Questar Corp.	45,411,150

Health Care Equipment & Supplies — 2.6%
860,202	C.R. Bard, Inc.	69,650,556
2,395,675	Hologic, Inc.*	35,695,557
1,336,444	Kinetic Concepts, Inc.*	55,328,782

		160,674,895

Health Care Providers & Services — 1.5%
3,250,364	Aetna, Inc.	94,780,614

Hotels, Restaurants & Leisure* — 0.6%
1,535,307	Penn National Gaming, Inc.	39,303,859

Household Durables — 2.9%
641,490	Mohawk Industries, Inc.*	36,026,079
5,264,049	Newell Rubbermaid, Inc.	87,699,056
78,712	NVR, Inc.*	53,939,759

		177,664,894

Industrial Conglomerates — 0.5%
1,500,071	Textron, Inc.	31,006,468

Insurance — 11.7%
1,119,210	Everest Re Group Ltd.	81,344,183
4,458,943	Genworth Financial, Inc.*	69,514,921
1,464,462	Lincoln National Corp.	38,749,664
3,835,107	Marsh & McLennan Cos., Inc.	83,643,684

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
3,577,547	Principal Financial Group, Inc.	$97,273,503
4,033,882	The Hartford Financial Services Group, Inc.	101,129,422
1,904,451	The Progressive Corp.	37,308,195
4,937,132	W.R. Berkley Corp.	134,586,218
4,239,255	XL Capital Ltd.	74,653,281

		718,203,071

Internet & Catalog Retail* — 1.4%
6,402,104	Liberty Media Corp. — Interactive	83,035,289

Internet Software & Services* — 1.0%
2,560,449	IAC/InterActiveCorp.	60,055,331

Machinery — 5.2%
473,461	Cummins, Inc.	32,185,879
1,735,803	Eaton Corp.	121,419,420
1,072,135	Parker Hannifin Corp.	65,893,417
1,882,633	Pentair, Inc.	64,687,270
752,532	Snap-on, Inc.	33,261,914

		317,447,900

Media — 4.4%
7,611,261	CBS Corp. Class B	110,819,960
5,444,067	DISH Network Corp.	113,508,797
95,295	The Washington Post Co. Class B	44,381,741

		268,710,498

Metals & Mining — 1.9%
555,000	Cliffs Natural Resources, Inc.	31,002,300
1,262,065	Commercial Metals Co.	19,650,352
1,797,965	Steel Dynamics, Inc.	26,376,146
814,923	United States Steel Corp.	38,472,515

		115,501,313

Multi-Utilities — 3.6%
1,037,428	Alliant Energy Corp.	33,342,936
5,408,319	CMS Energy Corp.	79,394,123
2,009,469	SCANA Corp.	72,923,630
1,776,440	Xcel Energy, Inc.	36,399,255

		222,059,944

Multiline Retail — 0.9%
2,059,968	J.C. Penney Co., Inc.	56,628,520

Oil, Gas & Consumable Fuels — 6.5%
2,752,939	Forest Oil Corp.*	73,338,295
2,700,605	Newfield Exploration Co.*	140,593,496
3,127,853	Range Resources Corp.	140,596,992
542,929	Whiting Petroleum Corp.*	45,448,587

		399,977,370

Paper & Forest Products — 0.9%
2,483,647	International Paper Co.	57,695,120

Personal Products* — 1.0%
1,818,642	NBTY, Inc.	62,270,302

Shares	Description	Value
Common Stocks — (continued)
Professional Services — 1.0%
2,069,033	Equifax, Inc.	$62,588,248

Real Estate Investment Trusts — 6.0%
1,094,670	Alexandria Real Estate Equities, Inc.	71,788,458
1,139,428	Boston Properties, Inc.	87,371,339
647,505	Camden Property Trust	29,552,128
1,194,445	Digital Realty Trust, Inc.	67,975,865
3,013,685	Douglas Emmett, Inc.	46,651,844
3,420,072	Host Hotels & Resorts, Inc.	48,770,227
2,110,694	MFA Financial, Inc.	15,471,387

		367,581,248

Road & Rail — 1.6%
1,258,144	Kansas City Southern*	48,023,356
1,165,002	Ryder System, Inc.	52,355,190

		100,378,546

Semiconductors & Semiconductor Equipment* — 1.8%
9,187,134	ON Semiconductor Corp.	67,157,950
3,761,194	Teradyne, Inc.	41,297,910

		108,455,860

Software* — 1.3%
1,723,944	BMC Software, Inc.	63,803,168
931,867	Parametric Technology Corp.	15,357,168

		79,160,336

Specialty Retail — 1.7%
1,664,814	Guess?, Inc.	63,246,284
578,900	The Sherwin-Williams Co.	44,361,107

		107,607,391

Textiles, Apparel & Luxury Goods* — 0.9%
844,061	Fossil, Inc.	31,652,288
850,180	Hanesbrands, Inc.	23,192,910

		54,845,198

Wireless Telecommunication Services* — 2.8%
5,866,380	Clearwire Corp.	47,752,333
23,922,300	Sprint Nextel Corp.	122,721,399

		170,473,732

TOTAL COMMON STOCKS		$6,064,766,938

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.2%
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II
$12,800,000	0.203%	06/01/10	$12,800,000
Maturity Value: $12,800,289

TOTAL INVESTMENTS — 98.8%			$6,077,566,938

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			75,291,323

NET ASSETS — 100.0%			$6,152,858,261

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,693,522,973

Gross unrealized gain	718,241,036
Gross unrealized loss	(334,197,071)

Net unrealized security gain	$384,043,965

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Aerospace & Defense — 0.9%
539,324	AAR Corp.*	$10,624,683
117,106	TransDigm Group, Inc.	6,178,512

		16,803,195

Airlines* — 1.6%
3,849,615	AirTran Holdings, Inc.	21,711,829
1,424,535	JetBlue Airways Corp.	8,832,117

		30,543,946

Auto Components* — 1.6%
614,911	Dana Holding Corp.	6,677,934
349,595	Tenneco, Inc.	7,747,025
488,299	TRW Automotive Holdings Corp.	14,688,034

		29,112,993

Building Products — 0.5%
239,860	Universal Forest Products, Inc.	8,886,813

Capital Markets — 3.5%
699,617	Apollo Investment Corp.	7,297,005
779,252	Ares Capital Corp.	10,551,072
467,993	BGC Partners, Inc.	2,915,597
5,386,359	E*TRADE Financial Corp.*	7,971,811
251,966	Golub Capital BDC, Inc.*	3,540,122
223,013	KBW, Inc.*	5,595,396
325,425	Knight Capital Group, Inc.*	4,754,459
518,139	MF Global Holdings Ltd.*	3,989,670
682,853	PennantPark Investment Corp.	6,845,602
206,135	Piper Jaffray Cos., Inc.*	6,825,130
218,052	Solar Capital Ltd.	4,653,230

		64,939,094

Chemicals — 3.8%
703,258	H.B. Fuller Co.	15,000,493
327,848	Minerals Technologies, Inc.	17,523,476
1,778,444	PolyOne Corp.*	17,766,655
114,250	Rockwood Holdings, Inc.*	2,963,645
1,148,574	Solutia, Inc.*	17,400,896

		70,655,165

Commercial Banks — 11.0%
336,678	Bank of the Ozarks, Inc.	11,881,367
537,787	Boston Private Financial Holdings, Inc.	3,936,601
133,894	Bridge Capital Holdings*	1,380,447
61,846	Capital City Bank Group, Inc.	928,309
439,094	CoBiz, Inc.	2,911,193
553,728	East West Bancorp, Inc.	9,413,376
652,675	F.N.B. Corp.	5,345,408
303,469	First Financial Bankshares, Inc.	15,228,075
459,748	First Midwest Bancorp, Inc.	6,376,705
531,094	FirstMerit Corp.	9,899,592
1,127,205	Glacier Bancorp, Inc.	17,877,471

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
293,280	Hancock Holding Co.	$11,212,095
171,178	Heritage Financial Corp.*	2,562,535
262,272	Home Bancshares, Inc.	6,184,381
134,456	IBERIABANK Corp.	7,385,668
191,210	Lakeland Financial Corp.	3,862,442
262,095	MB Financial, Inc.	5,726,776
128,327	PacWest Bancorp	2,674,335
479,578	Pinnacle Financial Partners, Inc.*	6,555,831
110,773	PrivateBancorp, Inc.	1,467,742
401,633	Prosperity Bancshares, Inc.	14,474,853
214,330	Sandy Spring Bancorp, Inc.	3,317,828
254,424	SCBT Financial Corp.	9,105,835
103,605	Sierra Bancorp	1,282,630
490,179	Signature Bank*	18,548,373
126,359	Simmons First National Corp.	3,330,823
263,963	Southcoast Financial Corp.*(a)	818,285
165,394	Summit State Bank	1,157,758
253,011	Texas Capital Bancshares, Inc.*	4,622,511
237,594	TriCo Bancshares	4,345,594
189,514	UMB Financial Corp.	7,381,570
229,395	United Community Banks, Inc.*	1,063,246
198,512	Webster Financial Corp.	3,801,505

		206,061,160

Commercial Services & Supplies — 1.1%
368,191	G&K Services, Inc.	8,906,540
324,045	Waste Connections, Inc.*	11,409,625

		20,316,165

Communications Equipment — 1.3%
1,373,844	ADC Telecommunications, Inc.*	11,347,951
189,681	Plantronics, Inc.	5,679,049
246,164	Polycom, Inc.*	7,392,305

		24,419,305

Computers & Peripherals* — 1.1%
669,519	Avid Technology, Inc.	9,025,116
1,064,332	Electronics for Imaging, Inc.	11,856,659

		20,881,775

Construction & Engineering — 1.2%
1,264,895	Comfort Systems USA, Inc.	13,939,143
120,608	Michael Baker Corp.*	4,373,246
231,514	MYR Group, Inc.*	3,817,666

		22,130,055

Consumer Finance* — 0.5%
195,053	EZCORP, Inc.	3,571,421

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance *— (continued)
232,672	First Cash Financial Services, Inc.	$4,893,092

		8,464,513

Diversified Financial Services* — 0.2%
148,812	PHH Corp.	3,281,305

Diversified Telecommunication Services* — 0.5%
1,217,339	Premiere Global Services, Inc.	9,714,365

Electric Utilities — 3.6%
584,136	Cleco Corp.	15,462,080
1,419,119	El Paso Electric Co.*	28,126,939
145,566	Great Plains Energy, Inc.	2,554,683
112,139	MGE Energy, Inc.	3,960,750
86,018	The Empire District Electric Co.	1,568,968
148,817	Unisource Energy Corp.	4,595,469
504,850	Westar Energy, Inc.	11,106,700

		67,375,589

Electrical Equipment — 1.6%
119,361	AZZ, Inc.	4,406,808
510,211	EnerSys*	11,479,747
216,017	Regal-Beloit Corp.	13,023,665

		28,910,220

Electronic Equipment, Instruments & Components — 1.9%
328,931	Anixter International, Inc.*	15,624,222
375,359	Checkpoint Systems, Inc.*	7,473,398
143,817	Littelfuse, Inc.*	5,198,985
262,565	MTS Systems Corp.	7,680,026

		35,976,631

Energy Equipment & Services* — 2.2%
194,486	Dril-Quip, Inc.	9,473,413
230,853	Hornbeck Offshore Services, Inc.	3,527,434
1,038,115	Key Energy Services, Inc.	9,924,379
541,078	Superior Well Services, Inc.	8,175,689
384,563	T-3 Energy Services, Inc.	10,256,295

		41,357,210

Food & Staples Retailing — 0.6%
183,141	Casey’s General Stores, Inc.	6,752,409
237,277	The Pantry, Inc.*	3,627,965

		10,380,374

Food Products — 1.6%
151,555	American Italian Pasta Co.*	5,897,005
293,467	Lance, Inc.	5,663,913
420,751	The Hain Celestial Group, Inc.*	9,071,391

Shares	Description	Value
Common Stocks — (continued)
Food Products — (continued)
200,076	TreeHouse Foods, Inc.*	$9,223,504

		29,855,813

Gas Utilities — 1.0%
84,930	South Jersey Industries, Inc.	3,727,578
433,122	Southwest Gas Corp.	12,829,074
74,005	The Laclede Group, Inc.	2,448,825

		19,005,477

Health Care Equipment & Supplies — 1.4%
580,418	American Medical Systems Holdings, Inc.*	13,094,230
1,294,940	Cardiac Science Corp.*(a)	1,463,282
217,804	Hill-Rom Holdings, Inc.	6,072,376
138,241	West Pharmaceutical Services, Inc.	5,439,783

		26,069,671

Health Care Providers & Services* — 2.4%
419,916	Amedisys, Inc.	20,878,223
375,946	Lincare Holdings, Inc.	17,601,792
517,378	Team Health Holdings, Inc.	6,627,612

		45,107,627

Hotels, Restaurants & Leisure — 2.6%
487,186	Ameristar Casinos, Inc.	8,779,092
359,234	Brinker International, Inc.	6,387,180
108,806	DineEquity, Inc.*	3,674,379
490,568	Gaylord Entertainment Co.*	13,044,203
184,634	P.F. Chang’s China Bistro, Inc.	8,026,040
187,637	WMS Industries, Inc.*	8,693,222

		48,604,116

Household Durables — 0.7%
445,089	Meritage Homes Corp.*	9,516,003
198,455	The Ryland Group, Inc.	3,691,263

		13,207,266

Household Products* — 0.5%
395,174	Cellu Tissue Holdings, Inc.	3,580,276
629,354	Central Garden & Pet Co.	6,325,008

		9,905,284

Industrial Conglomerates — 0.4%
210,617	Carlisle Cos., Inc.	8,190,895

Insurance — 5.7%
583,817	Alterra Capital Holdings Ltd.	10,923,216
924,149	Ambac Financial Group, Inc.*	1,108,979
1,724,506	American Equity Investment Life Holding Co.	16,227,602

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
227,958	Aspen Insurance Holdings Ltd.	$5,758,219
247,735	Donegal Group, Inc.	3,213,123
2,364,564	Meadowbrook Insurance Group, Inc.	20,548,061
267,158	ProAssurance Corp.*	15,724,920
178,135	RLI Corp.	9,818,801
679,411	Symetra Financial Corp.	8,968,225
622,324	Tower Group, Inc.	13,635,119

		105,926,265

Internet & Catalog Retail* — 0.5%
355,253	HSN, Inc.	9,574,068

IT Services* — 0.4%
688,271	Convergys Corp.	7,515,919

Leisure Equipment & Products — 0.2%
75,101	Polaris Industries, Inc.	4,408,429

Machinery — 3.8%
722,969	Actuant Corp.	14,618,433
218,481	Altra Holdings, Inc.*	2,726,643
236,116	Graco, Inc.	7,482,516
432,943	Mueller Industries, Inc.	11,477,319
1,677,170	Mueller Water Products, Inc.	7,262,146
330,967	Robbins & Myers, Inc.	7,311,061
287,773	Tennant Co.	9,637,518
347,053	Watts Water Technologies, Inc.	11,244,517

		71,760,153

Media* — 0.5%
107,630	E.W. Scripps Co.	950,373
622,606	Knology, Inc.	7,446,368

		8,396,741

Metals & Mining — 2.7%
1,151,942	Commercial Metals Co.	17,935,737
544,521	Kaiser Aluminum Corp.	20,381,421
343,993	Olympic Steel, Inc.	9,480,447
69,226	Schnitzer Steel Industries, Inc.	3,464,069

		51,261,674

Multi-Utilities — 0.2%
22,066	CH Energy Group, Inc.	858,147
111,856	NorthWestern Corp.	2,946,287

		3,804,434

Multiline Retail* — 0.3%
177,009	Big Lots, Inc.	6,253,728

Oil, Gas & Consumable Fuels — 4.0%
627,980	Atlas Energy, Inc.*	19,392,022
568,846	Brigham Exploration Co.*	9,772,774
412,508	Golar LNG Ltd.*	4,714,967

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
1,087,523	Resolute Energy Corp.*	$13,691,915
756,333	Rex Energy Corp.*	7,903,680
609,696	Rosetta Resources, Inc.*	13,370,633
150,496	Scorpio Tankers, Inc.*	1,718,664
186,089	World Fuel Services Corp.	4,843,897

		75,408,552

Personal Products* — 0.2%
237,111	Elizabeth Arden, Inc.	4,030,887

Professional Services* — 0.2%
591,737	On Assignment, Inc.	3,272,306

Real Estate Investment Trusts — 11.7%
578,403	Acadia Realty Trust	10,347,630
883,195	American Campus Communities, Inc.	23,643,130
1,152,979	BioMed Realty Trust, Inc.	19,612,173
399,265	Capstead Mortgage Corp.	4,559,606
792,208	Cogdell Spencer, Inc.	5,315,716
939,451	Cypress Sharpridge Investments, Inc.(a)	12,297,414
473,716	Developers Diversified Realty Corp.	5,419,311
222,999	DuPont Fabros Technology, Inc.	5,695,394
851,418	Education Realty Trust, Inc.	5,415,018
481,936	Entertainment Properties Trust	19,730,460
270,325	Hatteras Financial Corp.	7,488,002
795,472	Medical Properties Trust, Inc.	7,596,758
3,011,015	MFA Financial, Inc.	22,070,740
887,505	National Retail Properties, Inc.	19,507,360
878,490	OMEGA Healthcare Investors, Inc.	17,446,811
859,562	Parkway Properties, Inc.	14,483,620
166,217	Pebblebrook Hotel Trust*	3,410,773
136,400	PS Business Parks, Inc.	7,353,324
823,773	Retail Opportunity Investments Corp.	7,957,647

		219,350,887

Semiconductors & Semiconductor Equipment — 2.4%
283,928	ATMI, Inc.*	4,599,634
1,197,681	Entegris, Inc.*	6,467,477
871,734	Fairchild Semiconductor International, Inc.*	8,717,340
457,014	Micrel, Inc.	5,075,140
495,909	MKS Instruments, Inc.*	9,848,753
562,168	Semtech Corp.*	9,899,779

		44,608,123

Software* — 2.0%
384,165	JDA Software Group, Inc.	10,264,889
1,112,699	Mentor Graphics Corp.	10,214,577

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software *— (continued)
435,541	Monotype Imaging Holdings, Inc.	$4,298,789
542,627	NetScout Systems, Inc.	7,341,743
298,012	Parametric Technology Corp.	4,911,238

		37,031,236

Specialty Retail — 5.9%
312,968	Aaron Rents, Inc.	6,253,101
414,216	AnnTaylor Stores Corp.*	8,967,776
157,616	Hibbett Sports, Inc.*	4,061,764
339,489	Jo-Ann Stores, Inc.*	15,507,857
213,422	Jos. A. Bank Clothiers, Inc.*	12,950,447
167,389	Monro Muffler Brake, Inc.	6,593,453
1,018,128	Pier 1 Imports, Inc.*	8,094,118
116,497	Rue21, Inc.*	3,955,073
207,223	The Children’s Place Retail Stores, Inc.*	9,766,420
890,571	The Finish Line, Inc.	14,828,007
60,968	The Gymboree Corp.*	2,717,953
1,054,942	The Talbots, Inc.*	15,866,328

		109,562,297

Textiles, Apparel & Luxury Goods* — 1.3%
311,802	Fossil, Inc.	11,692,575
260,529	G-III Apparel Group Ltd.	7,469,366
341,079	Iconix Brand Group, Inc.	5,542,534

		24,704,475

Thrifts & Mortgage Finance — 2.6%
69,067	Berkshire Hills Bancorp, Inc.	1,259,782
696,292	Brookline Bancorp, Inc.	6,935,068
244,002	Dime Community Bancshares	3,113,466
249,506	First Financial Holdings, Inc.	3,498,074
1,106,380	MGIC Investment Corp.*	10,355,717
535,050	NewAlliance Bancshares, Inc.	6,297,539
224,474	Northwest Bancshares, Inc.	2,610,633
364,614	Ocwen Financial Corp.*	4,433,706
1,302,377	The PMI Group, Inc.*	6,108,148
78,722	WSFS Financial Corp.	3,174,858

		47,786,991

Trading Companies & Distributors — 2.9%
409,705	Applied Industrial Technologies, Inc.	11,299,664
447,824	Beacon Roofing Supply, Inc.*	9,404,304
274,083	Kaman Corp.	6,712,293
1,186,140	RSC Holdings, Inc.*	8,670,683
308,295	Watsco, Inc.	18,050,672

		54,137,616

Shares	Description	Value
Common Stocks — (continued)
Transportation Infrastructure — 0.8%
649,276	Aegean Marine Petroleum Network, Inc.	$14,959,319

TOTAL COMMON STOCKS		$1,823,910,122

Exchange Traded Fund — 0.9%
262,272	iShares Russell 2000 Value Index Fund	$16,410,359

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$1,840,320,481

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 1.0%
Repurchase Agreement — 1.0%
Joint Repurchase Agreement Account II
$19,500,000	0.203%	06/01/10	$19,500,000
Maturity Value: $19,500,440

TOTAL INVESTMENTS — 99.5%			$1,859,820,481

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			9,414,725

NET ASSETS — 100.0%			$1,869,235,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
(b) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,665,343,499

Gross unrealized gain	317,442,751
Gross unrealized loss	(122,965,769)

Net unrealized security gain	$194,476,982

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense — 4.3%
4,052	Honeywell International, Inc.	$173,304
985	The Boeing Co.	63,217

		236,521

Automobiles — 2.0%
4,881	Ford Motor Co.*	57,254
1,676	Harley-Davidson, Inc.	50,632

		107,886

Beverages — 2.5%
2,198	PepsiCo., Inc.	138,232

Biotechnology* — 2.3%
1,940	Biogen Idec, Inc.	92,014
887	Gilead Sciences, Inc.	31,861

		123,875

Capital Markets — 4.1%
1,867	Bank of New York Mellon Corp.	50,782
1,334	Invesco Ltd.	24,759
1,317	Morgan Stanley & Co.	35,704
1,148	Northern Trust Corp.	58,330
3,338	The Charles Schwab Corp.	54,543

		224,118

Chemicals — 2.1%
923	Ecolab, Inc.	43,593
570	Praxair, Inc.	44,232
1,046	The Dow Chemical Co.	28,148

		115,973

Commercial Services & Supplies — 0.8%
1,784	Iron Mountain, Inc.	43,744

Communications Equipment — 3.6%
5,080	Cisco Systems, Inc.*	117,653
2,163	QUALCOMM, Inc.	76,916

		194,569

Computers & Peripherals* — 4.7%
655	Apple, Inc.	168,440
3,080	EMC Corp.	57,349
826	NetApp, Inc.	31,124

		256,913

Consumer Finance* — 0.9%
4,378	SLM Corp.	48,640

Diversified Financial Services — 5.9%
6,947	Bank of America Corp.	109,346
182	CME Group, Inc.	57,630
3,854	JPMorgan Chase & Co.	152,541

		319,517

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 1.2%
898	Entergy Corp.	$67,413

Electrical Equipment — 1.6%
1,923	Emerson Electric Co.	89,304

Energy Equipment & Services — 3.0%
3,177	Halliburton Co.	78,885
1,542	Schlumberger Ltd.	86,583

		165,468

Food & Staples Retailing — 1.9%
1,192	Costco Wholesale Corp.	69,434
1,000	CVS Caremark Corp.	34,630

		104,064

Food Products — 2.1%
565	General Mills, Inc.	40,245
1,963	Kraft Foods, Inc.	56,142
713	Unilever NV	19,472

		115,859

Health Care Equipment & Supplies — 2.8%
2,638	Baxter International, Inc.	111,403
1,157	St. Jude Medical, Inc.*	43,202

		154,605

Health Care Providers & Services* — 1.5%
1,579	WellPoint, Inc.	81,003

Hotels , Restaurants & Leisure — 1.7%
1,362	McDonald’s Corp.	91,077

Household Durables — 0.5%
1,662	Newell Rubbermaid, Inc.	27,689

Household Products — 2.2%
1,973	The Procter & Gamble Co.	120,531

Industrial Conglomerates — 2.3%
7,683	General Electric Co.	125,617

Insurance — 6.1%
2,189	Aflac, Inc.	96,973
845	Everest Re Group Ltd.	61,414
1,097	Prudential Financial, Inc.	63,308
1,693	The Hartford Financial Services Group, Inc.	42,443
1,325	The Travelers Cos., Inc.	65,548

		329,686

Internet Software & Services* — 1.8%
197	Google, Inc.	95,581

IT Services — 1.3%
347	MasterCard, Inc.	70,014

Life Sciences Tools & Services* — 0.8%
845	Thermo Fisher Scientific, Inc.	43,991

Machinery — 1.0%
741	Eaton Corp.	51,833

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — 2.5%
1,937	CBS Corp. Class B	$28,203
3,010	DISH Network Corp.	62,758
1,344	Viacom, Inc. Class B*	45,172

		136,133

Multiline Retail — 1.0%
1,001	Target Corp.	54,585

Oil , Gas & Consumable Fuels — 6.8%
881	EOG Resources, Inc.	92,364
852	Newfield Exploration Co.*	44,355
1,551	Occidental Petroleum Corp.	127,973
1,195	Range Resources Corp.	53,716
1,443	Southwestern Energy Co.*	54,271

		372,679

Personal Products — 1.0%
2,112	Avon Products, Inc.	55,947

Pharmaceuticals — 4.7%
2,158	Johnson & Johnson	125,811
3,917	Merck & Co., Inc.	131,964

		257,775

Semiconductors & Semiconductor Equipment — 2.1%
1,849	Broadcom Corp.	63,828
2,063	Xilinx, Inc.	50,440

		114,268

Software — 4.5%
4,635	Microsoft Corp.	119,583
5,634	Oracle Corp.	127,159

		246,742

Specialty Retail — 4.1%
1,249	Bed Bath & Beyond, Inc.*	56,043
2,958	Lowe’s Cos., Inc.	73,211
4,374	Staples, Inc.	94,128

		223,382

Textiles , Apparel & Luxury Goods — 2.3%
1,271	NIKE, Inc. Class B	91,995
349	Polo Ralph Lauren Corp.	30,314

		122,309

Tobacco — 0.5%
601	Philip Morris International, Inc.	26,516

Wireless Telecommunication Services* — 3.9%
2,939	American Tower Corp.	119,118
18,320	Sprint Nextel Corp.	93,981

		213,099

TOTAL COMMON STOCKS		$5,367,158

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.8%
Repurchase Agreement — 1.8%
Joint Repurchase Agreement Account II
$100,000	0.203%	06/01/10	$100,000
Maturity Value: $100,002

TOTAL INVESTMENTS — 100.2%			$5,467,158

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(12,726)

NET ASSETS — 100.0%			$5,454,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,649,583

Gross unrealized gain	138,806
Gross unrealized loss	(321,231)

Net unrealized security loss	$(182,425)

Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of May 31, 2010:

Growth and Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,212,261,918	$13,269,009	$—
Short-term Investments	—	6,500,000	—

Total	$1,212,261,918	$19,769,009	$—

Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,673,162,120	$—	$—
Short-term Investments	—	25,200,000	—

Total	$2,673,162,120	$25,200,000	$—

Mid Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$6,064,766,938	$—	$—
Short-term Investments	—	12,800,000	—

Total	$6,064,766,938	$12,800,000	$—

Small Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,840,320,481	$—	$—
Short-term Investments	—	19,500,000	—

Total	$1,840,320,481	$19,500,000	$—

U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$5,367,158	$—	$—
Short-term Investments	—	100,000	—

Total	$5,367,158	$100,000	$—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Growth and Income	$6,500,000

Large Cap Value	25,200,000

Mid Cap Value	12,800,000

Small Cap Value	19,500,000

U.S. Equity	100,000

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,000,000,000	0.20%	06/01/10	$5,000,111,111

Barclays Capital, Inc.	3,015,000,000	0.19	06/01/10	3,015,063,650

Barclays Capital, Inc.	1,000,000,000	0.20	06/01/10	1,000,022,222

Barclays Capital, Inc.	668,000,000	0.21	06/01/10	668,015,587

BNP Paribas Securities Co.	2,000,000,000	0.20	06/01/10	2,000,044,444

BNP Paribas Securities Co.	3,000,000,000	0.21	06/01/10	3,000,070,000

Citigroup Global Markets, Inc.	1,500,000,000	0.21	06/01/10	1,500,035,000

Credit Suisse Securities (USA) LLC	845,000,000	0.21	06/01/10	845,019,717

Deutsche Bank Securities, Inc.	790,000,000	0.20	06/01/10	790,017,555

JPMorgan Securities	340,000,000	0.20	06/01/10	340,007,556

Merrill Lynch & Co., Inc.	850,000,000	0.20	06/01/10	850,018,889

Morgan Stanley & Co.	1,860,000,000	0.20	06/01/10	1,860,041,333

RBS Securities, Inc.	2,000,000,000	0.21	06/01/10	2,000,046,667

UBS Securities LLC	429,000,000	0.21	06/01/10	429,010,010

Wells Fargo Securities LLC	3,750,000,000	0.21	06/01/10	3,750,087,500

TOTAL				$27,047,611,241

At May 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.300% to 5.375%	07/18/11 to 02/13/12

Federal Home Loan Bank	0.400 to 2.875	01/04/11 to 06/12/15

Federal Home Loan Mortgage Corp.	0.000 to 7.000	06/23/10 to 06/01/40

Federal National Mortgage Association	0.000 to 9.000	06/15/10 to 05/01/50

Government National Mortgage Association	3.500 to 9.000	04/15/13 to 05/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Notes	1.375 to 4.125	01/15/13 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $27,618,401,698.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2010

* Print the name and title of each signing officer under his or her signature.